Note 10 Financial assets and liabilities held for trading (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets held for trading [Line Items]
Derivative financial assets held for trading	[1]	€ 30,933	€ 40,183	€ 32,232
Equity instruments held		15,963	11,458	8,892
Debt instruments held for trading		25,790	23,970	26,309
Loans and advances held for trading	[2]	50,807	30,268	32,037
Current financial assets at fair value through profit or loss, classified as held for trading		123,493	105,878	99,469
Disclosure of financial liabilities held for trading [Line Items]
Derivative financial liabilities held for trading	[1]	31,705	41,680	34,066
Short Positions Financial Liabilities Held For Trading		15,135	12,312	12,249
Deposits financial liabilities held for trading	[2]	44,294	30,117	40,099
Current financial liabilities at fair value through profit or loss, classified as held for trading		91,135	84,109	86,414
credit institutions [Member]
Disclosure of financial assets held for trading [Line Items]
Equity instruments held		816	633	1,037
Other sectors [Member]
Disclosure of financial assets held for trading [Line Items]
Equity instruments held		15,147	10,824	7,855
Issued by central banks [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		936	1,011	840
Issued by public administrations [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		21,946	19,942	23,918
Issued by financial institutions [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		1,130	1,479	679
Other debt instruments [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		1,778	1,538	872
Loans and advances to central banks [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading		3,467	53	535
Loans and advances to central banks [Member] | Reverse repurchase agreements [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading		3,467	53	535
Loans and advances to credit institutions [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading		31,916	18,317	19,020
Loans and advances to credit institutions [Member] | Reverse repurchase agreements [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading		31,901	18,310	18,953
Loans and advances to customers [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading		15,424	11,898	12,482
Loans and advances to customers [Member] | Reverse repurchase agreements [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading		14,916	11,295	12,187
Deposits from central banks [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		11,248	6,277	7,635
Deposits from central banks [Member] | Repurchase agreement [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		11,248	6,277	7,635
Deposits from credit institutions [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		16,176	14,377	22,704
Deposits from credit institutions [Member] | Repurchase agreement [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		15,632	14,035	22,313
Customer deposits [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		16,870	9,463	9,761
Customer deposits [Member] | Repurchase agreement [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		€ 16,824	€ 9,418	€ 9,689

[1]	(*) The variation in 2021 is mainly due to the evolution of interest rate derivatives at BBVA, S.A.
[2]	(**) The variation in 2021 corresponds mainly to the evolution of "Reverse repurchase agreement" of BBVA S.A., partially offset by the evolution of "Repurchase agreement". The information for 2020 and 2019 has been subject to certain non-significant modifications in order to improve comparability with the figures for financial year 2021 (see Note 1.3).